Putnam Global Income Trust
The fund's portfolio
1/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (51.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.8%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/52	$1,000,000	$1,052,721
3.50%, TBA, 2/1/52	1,000,000	1,035,686
3.00%, TBA, 2/1/52	2,000,000	2,047,225

		4,135,632
U.S. Government Agency Mortgage Obligations (49.6%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 2/1/52	12,000,000	12,680,742
3.50%, TBA, 3/1/52	4,000,000	4,157,186
3.50%, TBA, 2/1/52	8,000,000	8,339,373
3.00%, TBA, 3/1/52	28,000,000	28,538,132
3.00%, TBA, 2/1/52	52,000,000	53,137,510
2.00%, TBA, 2/1/52	6,000,000	5,848,736

		112,701,679

Total U.S. government and agency mortgage obligations (cost $117,105,079)		$116,837,311

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.625%, 9/30/26(i)	$88,000	$88,608
0.25%, 9/30/25(i)	39,000	37,315

Total U.S. treasury obligations (cost $125,923)		$125,923

MORTGAGE-BACKED SECURITIES (33.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (7.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.594%, 7/15/40	$180,201	$4,679
REMICs Ser. 4972, IO, 6.00%, 5/25/50	3,210,601	714,963
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.942%, 6/25/50	1,338,886	245,824
REMICs Ser. 5152, Class IQ, IO, 4.50%, 10/25/51	7,862,495	1,298,021
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	5,402,537	807,672
REMICs Ser. 4973, Class LI, IO, 4.00%, 4/25/50	5,064,584	929,799
REMICs Ser. 4941, IO, 4.00%, 12/15/47	7,482,190	1,176,117
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	110,326	2,974
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	421,133	55,904
REMICs Ser. 5152, Class EI, IO, 3.50%, 10/25/51	5,918,211	988,340
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	4,449,892	750,234
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	342,840	44,141
REMICs Ser. 5148, Class EI, IO, 3.00%, 10/25/51	4,903,658	786,890
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	868,859	93,521
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,893,640	152,444
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	456,445	32,240
Federal National Mortgage Association
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 7.092%, 10/25/42	660,398	129,691
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.942%, 8/25/49	3,963,945	800,337
REMICs IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.892%, 9/25/42	606,571	98,083
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	991,521	185,484
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	519,231	58,220
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	413,515	51,935
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	540,368	18,830
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	339,249	4,008
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	401,059	11,745
Government National Mortgage Association
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.344%, 12/16/40	459,511	80,180
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.046%, 3/20/43	490,929	24,669
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	670,657	133,055
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.996%, 3/20/50	848,035	139,750
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	256,031	44,777
Ser. 14-76, IO, 5.00%, 5/20/44	281,491	53,061
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	92,379	17,268
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	192,686	36,429
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	61,309	11,572
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	8,210,464	1,161,277
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	4,890,737	790,539
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	683,456	120,294
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	541,580	99,619
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	416,579	63,758
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	300,706	51,392
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	2,832,869	424,025
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	593,550	77,763
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	156,347	18,076
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	119,648	12,451
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	640,814	100,752
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,437,195	607,363
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	348,185	18,531
Ser. 21-191, Class BI, IO, 2.50%, 10/20/51	7,213,741	1,054,440
Ser. 17-H04, Class BI, IO, 2.458%, 2/20/67(WAC)	2,275,111	172,411
Ser. 17-H02, Class BI, IO, 2.432%, 1/20/67(WAC)	2,565,294	172,534
Ser. 16-H16, Class EI, IO, 2.198%, 6/20/66(WAC)	2,407,419	153,353
Ser. 16-H13, Class EI, IO, 2.138%, 4/20/66(WAC)	1,711,843	119,829
Ser. 16-H23, Class NI, IO, 2.116%, 10/20/66(WAC)	3,103,656	190,565
Ser. 17-H19, Class MI, IO, 2.051%, 4/20/67(WAC)	1,407,079	102,013
Ser. 16-H20, Class NI, IO, 2.009%, 9/20/66(WAC)	2,121,824	126,978
Ser. 15-H09, Class AI, IO, 1.738%, 4/20/65(WAC)	3,854,283	199,309
Ser. 15-H26, Class EI, IO, 1.735%, 10/20/65(WAC)	1,838,212	98,712
Ser. 15-H26, Class DI, IO, 1.729%, 10/20/65(WAC)	1,834,237	123,369
Ser. 15-H03, Class DI, IO, 1.654%, 1/20/65(WAC)	3,547,694	198,671
Ser. 15-H25, Class AI, IO, 1.619%, 9/20/65(WAC)	2,133,249	113,915
Ser. 14-H12, Class BI, IO, 1.57%, 5/20/64(WAC)	2,703,856	134,820
Ser. 16-H01, Class AI, IO, 1.547%, 1/20/66(WAC)	1,487,143	74,125
Ser. 14-H21, Class AI, IO, 1.466%, 10/20/64(WAC)	2,030,855	114,888

		16,678,629
Commercial mortgage-backed securities (14.8%)
BANK
FRB Ser. 19-BN22, Class C, 3.461%, 11/15/62(WAC)	745,000	758,192
Ser. 19-BN24, Class AS, 3.283%, 11/15/62(WAC)	488,000	504,718
FRB Ser. 20-BN30, Class XA, IO, 1.331%, 12/15/53(WAC)	4,951,350	444,399
FRB Ser. 19-BN20, Class XA, IO, 0.833%, 9/15/62(WAC)	9,928,886	531,278
Barclays Commercial Mortgage Trust
Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	835,000	864,060
FRB Ser. 20-C8, Class XA, IO, 1.846%, 10/15/53(WAC)	4,706,895	578,631
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.714%, 12/11/38(WAC)	17,174	60
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.156%, 5/15/38 (Cayman Islands)	612,000	609,315
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	220,040
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.186%, 12/15/47(WAC)	1,053,000	1,049,001
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.102%, 11/10/46(WAC)	256,000	261,275
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	269,000	299,703
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.091%, 3/10/47(WAC)	268,000	276,551
FRB Ser. 06-C5, Class XC, IO, 0.419%, 10/15/49(WAC)	2,113,896	21
COMM Mortgage Trust
FRB Ser. 13-CR11, Class B, 5.111%, 8/10/50(WAC)	243,000	253,456
FRB Ser. 13-CR13, Class C, 4.88%, 11/10/46(WAC)	417,000	428,416
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	692,000	712,274
FRB Ser. 14-CR18, Class C, 4.751%, 7/15/47(WAC)	393,000	392,851
FRB Ser. 14-UBS6, Class C, 4.44%, 12/10/47(WAC)	110,000	111,186
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	446,282
FRB Ser. 15-LC19, Class C, 4.231%, 2/10/48(WAC)	430,000	442,633
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	498,000	517,732
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	284,000	298,973
FRB Ser. 14-UBS6, Class XA, IO, 0.859%, 12/10/47(WAC)	8,019,197	156,086
FRB Ser. 15-LC21, Class XA, IO, 0.674%, 7/10/48(WAC)	10,209,059	201,568
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.88%, 11/10/46(WAC)	280,000	278,873
FRB Ser. 12-CR2, Class D, 4.83%, 8/15/45(WAC)	400,000	393,664
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.85%, 9/15/39(WAC)	3,055	26
FRB Ser. 07-C2, Class AX, IO, 0.025%, 1/15/49(WAC)	648,899	6
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.261%, 4/15/50(WAC)	819,000	770,383
Ser. 19-C15, Class A4, 4.053%, 3/15/52	819,000	893,518
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.455%, 12/15/49(WAC)	822,000	704,425
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	991,372	985,721
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.59%, 6/25/30(WAC)	2,243,000	259,430
Multifamily Structured Pass-Through Certificates FRB Ser. K111, Class X1, IO, 1.572%, 5/25/30(WAC)	2,249,163	247,728
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.143%, 8/25/29(WAC)	2,797,385	211,768
Multifamily Structured Pass-Through Certificates FRB Ser. K123, Class X1, IO, 0.774%, 12/25/30(WAC)	4,688,094	274,202
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.362%, 12/25/28(WAC)	13,508,195	320,536
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.474%, 2/10/46(WAC)	6,784,483	71,503
GS Mortgage Securities Trust
FRB Ser. 12-GCJ7, Class C, 5.423%, 5/10/45(WAC)	273,000	273,137
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	354,000	370,985
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.989%, 8/10/43(WAC)	328,000	248,777
FRB Ser. 13-GC14, Class B, 4.82%, 8/10/46(WAC)	296,000	305,580
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	225,000	217,568
FRB Ser. 13-C12, Class B, 4.098%, 7/15/45(WAC)	285,000	288,592
FRB Ser. 15-C33, Class XA, IO, 0.904%, 12/15/48(WAC)	3,369,363	101,776
FRB Ser. 14-C22, Class XA, IO, 0.822%, 9/15/47(WAC)	9,064,941	156,838
FRB Ser. 13-C12, Class XA, IO, 0.449%, 7/15/45(WAC)	19,195,864	72,388
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.886%, 1/15/47(WAC)	505,000	490,941
FRB Ser. 14-C23, Class D, 3.986%, 9/15/47(WAC)	437,000	429,266
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	264,000	265,058
Ser. 13-C10, Class AS, 3.372%, 12/15/47	259,000	262,989
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	342,586
FRB Ser. 19-COR5, Class XA, IO, 1.481%, 6/13/52(WAC)	8,282,820	684,567
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	256,841	4,152
FRB Ser. 13-C16, Class XA, IO, 0.863%, 12/15/46(WAC)	7,659,523	92,719
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.694%, 11/15/43(WAC)	126,361	126,188
FRB Ser. 12-C6, Class E, 5.125%, 5/15/45(WAC)	777,000	534,580
FRB Ser. 12-C8, Class D, 4.672%, 10/15/45(WAC)	538,000	521,296
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	915,000	837,086
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, zero %, 2/15/40(WAC)	12,681	1
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	686,987	83
FRB Ser. 07-C2, Class XCL, IO, zero %, 2/15/40(WAC)	81,277	8
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.049%, 2/15/47(WAC)	172,000	179,952
Ser. 14-C18, Class C, 4.505%, 10/15/47(WAC)	289,000	295,871
FRB Ser. 14-C17, Class C, 4.484%, 8/15/47(WAC)	591,000	579,014
FRB Ser. 15-C24, Class B, 4.342%, 5/15/48(WAC)	253,000	265,696
Ser. 13-C8, Class B, 3.525%, 12/15/48(WAC)	389,000	392,248
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.636%, 8/15/45(WAC)	687,000	688,113
FRB Ser. 12-C6, Class D, 4.602%, 11/15/45(WAC)	278,000	276,615
FRB Ser. 13-C9, Class D, 4.108%, 5/15/46(WAC)	274,000	252,217
Morgan Stanley Capital I Trust Ser. 16-BNK2, Class AS, 3.282%, 11/15/49	464,000	474,342
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.086%, 7/15/49(WAC)	185,000	185,074
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 19-01, Class M10, 3.358%, 10/15/49	701,000	683,354
FRB Ser. 19-01, Class M7, 1.808%, 10/15/49	185,911	185,205
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.013%, 12/15/50(WAC)	4,716,473	213,298
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.676%, 5/10/45(WAC)	285,000	286,481
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.574%, 12/10/45(WAC)	2,307,927	13,563
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	225,000	236,185
FRB Ser. 15-C30, Class C, 4.498%, 9/15/58(WAC)	432,000	449,864
FRB Ser. 13-LC12, Class C, 4.305%, 7/15/46(WAC)	363,000	326,769
Ser. 19-C49, Class AS, 4.244%, 3/15/52	633,000	689,383
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	314,000	338,314
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	704,733
FRB Ser. 19-C52, Class XA, IO, 1.592%, 8/15/52(WAC)	3,525,461	313,082
FRB Ser. 16-LC25, Class XA, IO, 0.835%, 12/15/59(WAC)	4,254,509	139,676
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	930,000	951,009
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	826,000	854,819
Ser. 14-C22, Class AS, 4.069%, 9/15/57(WAC)	397,000	414,072
Ser. 13-C11, Class AS, 3.311%, 3/15/45	386,000	390,059
FRB Ser. 13-C14, Class XA, IO, 0.659%, 6/15/46(WAC)	10,054,959	63,972
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class C, 4.887%, 6/15/44(WAC)	182,094	180,450
Ser. 11-C4, Class E, 4.887%, 6/15/44(WAC)	163,000	120,559
FRB Ser. 12-C10, Class D, 4.411%, 12/15/45(WAC)	180,000	124,932
FRB Ser. 12-C10, Class XA, IO, 1.481%, 12/15/45(WAC)	3,273,488	20,106

		33,686,672
Residential mortgage-backed securities (non-agency) (11.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.298%, 5/25/47	268,536	158,384
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	137,126	136,859
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.708%, 9/25/45	123,698	122,252
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.608%, 10/25/29 (Bermuda)	190,000	190,002
BRAVO Residential Funding Trust 144A
Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	77,108	76,627
Ser. 21-A, Class A1, 1.991%, 10/25/59	447,547	441,639
Ser. 21-C, Class A1, 1.62%, 3/1/61	315,370	315,561
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.348%, 6/25/36	180,000	176,901
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.288%, 11/25/47	218,266	188,253
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.761%, 5/25/35(WAC)	132,603	134,667
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	666,663
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.047%, 8/25/46	123,065	120,746
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.027%, 6/25/46	287,432	269,347
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.488%, 8/25/46	310,810	284,387
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.284%, 2/20/47	179,359	143,129
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.808%, 11/25/28 (Bermuda)	258,096	258,102
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.108%, 12/25/28	629,578	657,844
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.858%, 10/25/24	6,215	6,227
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.808%, 4/25/28	573,776	591,044
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.908%, 3/25/29	177,232	183,019
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.558%, 10/25/29	281,298	289,863
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 2.608%, 3/25/30	236,992	240,462
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.608%, 3/25/30	639,000	647,916
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AS, (1 Month US LIBOR + 1.10%), 1.208%, 3/25/30	616,406	617,031
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	596,000	599,443
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.208%, 3/25/50	339,449	343,771
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.758%, 1/25/49	56,748	57,410
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.558%, 3/25/49	5,574	5,635
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.508%, 2/25/47	130,000	132,211
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.458%, 2/25/49	10,859	10,962
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.408%, 10/25/48	11,800	11,968
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.208%, 9/25/48	16,000	16,201
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.008%, 1/25/50	75,667	75,903
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 1.90%, 1/25/42	212,000	212,276
Structured Agency Credit Risk Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 1.40%), 1.508%, 2/25/49	967,545	970,135
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.108%, 2/25/47	791,280	787,569
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.90%, 9/25/41	16,000	15,959
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.058%, 8/25/28	206,166	217,329
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.858%, 8/25/28	350,876	366,801
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.108%, 9/25/28	255,693	264,242
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.808%, 4/25/28	401,562	422,936
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.658%, 4/25/28	714,985	745,064
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.408%, 10/25/28	111,451	115,566
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.358%, 10/25/23	86,482	90,288
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.108%, 7/25/25	227,706	228,579
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.108%, 11/25/24	24,493	24,833
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.558%, 1/25/29	818,577	846,379
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.458%, 5/25/29	706,320	733,102
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.408%, 2/25/25	77,565	78,892
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.358%, 4/25/29	1,662,869	1,715,656
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.108%, 5/25/25	36,551	37,339
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.108%, 5/25/25	8,085	8,099
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	1,137,595	1,167,411
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 3.658%, 7/25/29	17,000	17,594
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.008%, 7/25/24	437,002	443,454
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.458%, 9/25/29	231,602	233,769
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.358%, 7/25/29	230,000	230,000
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.108%, 5/25/30	603,000	603,000
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 0.758%, 1/25/31	14,766	14,715
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 0.708%, 11/25/29	13,450	13,358
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.558%, 7/25/31	17,158	17,228
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.258%, 11/25/39	54,789	54,701
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.158%, 1/25/40	793,287	795,985
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 0.80%, 10/25/41	8,476	8,465
GCAT Trust 144A Ser. 20-NQM2, Class A2, 2.272%, 4/25/65	74,377	74,046
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	964,923	408,157
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.708%, 10/25/28 (Bermuda)	87,005	87,005
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A2, 2.635%, 5/25/65(WAC)	200,000	201,124
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (1 Month US LIBOR + 0.28%), 0.668%, 4/25/47	197,077	192,939
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	245,593	245,559
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	319,692	319,690
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	600,770	600,766
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	298,742	298,727
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.81%, 2/25/35(WAC)	89,045	88,615
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.928%, 8/26/47(WAC)	170,000	162,036
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.008%, 1/25/48	70,857	70,687
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (1 Month US LIBOR + 0.34%), 0.448%, 11/25/36	1,123,218	498,515
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	256,991	256,686
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 1.04%), 1.148%, 3/25/34	160,669	158,874
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.958%, 5/25/47	314,482	282,602
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.288%, 1/25/37	159,050	152,814
Triangle Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 3.00%), 3.108%, 8/25/33 (Bermuda)	109,116	109,156
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	125,595	124,742
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.95%, 9/25/35(WAC)	99,669	99,426
FRB Ser. 05-AR12, Class 1A8, 2.834%, 10/25/35(WAC)	310,114	307,598
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.088%, 10/25/45	144,881	144,299
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.068%, 7/25/45	235,445	223,626
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 0.888%, 1/25/45	134,983	133,142
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.74%), 0.848%, 1/25/45	181,995	179,101
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (1 Month US LIBOR + 0.30%), 0.408%, 5/25/36	603,130	541,149

		25,612,234

Total mortgage-backed securities (cost $80,339,283)		$75,977,535

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (31.0%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$93,206
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	50,000	37,457
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	298,270
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,440,000	1,051,008
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	389,439
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	570,000	660,429
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)		$460,000	417,439
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	900,000	1,063,076
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	470,000	851,646
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	259,411
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	70,523
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	959,528
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$940,000	925,274
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	197,351
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	238,467
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)		$189,000	188,764
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		100,000	117,125
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	287,194
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		459,000	503,179
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	317,910
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,563,476
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	240,000	495,657
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	200,000	338,069
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,865,989
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,780,000	2,050,735
France (Government of) unsec. notes zero %, 11/25/30 (France)	EUR	210,000	230,192
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	470,000	542,278
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	200,970
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	770,017
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,265,873
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	126,044
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	465,635
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,269,669
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	700,000	1,196,311
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	280,587
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,271,490
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	80,000	82,647
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,150,000	1,337,704
Italy (Republic of) sr. unsec. notes zero %, 1/15/24 (Italy)	EUR	1,330,000	1,497,177
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		$335,000	342,538
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	100,000	112,247
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$300,000	310,125
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	280,000,000	2,736,837
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	831,303
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	4,631,120
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	2,734,733
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,334,904
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	630,000,000	5,550,985
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	375,110
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	2,560,327
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	765,455
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)		390,000	427,335
Malaysia (Government of) sr. unsec. notes 3.885%, 8/15/29 (Malaysia)	MYR	2,830,000	685,792
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,021,000	1,157,681
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	611,460
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	280,000	524,224
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	790,000	917,080
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	257,401
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	209,793
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	853,322
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	319,643
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,690,000	1,361,493
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	403,300
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	216,002
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	202,402
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	412,501
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	510,000	639,097
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	524,390
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		250,000	233,750
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	100,000	112,006
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		$525,000	528,281
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	690,811
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	1,140,145
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	242,328
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	19,755
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	420,000	498,523
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	520,000	624,737
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	200,000	237,214
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	314,696
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	250,989
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	678,015
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	22,032
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	620,000	838,715
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	232,971
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	22,900,000	680,090
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	60,000	142,877
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	990,000	2,378,969
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	260,000	364,815
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		$1,170,000	1,313,325
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	246,656

Total foreign government and agency bonds and notes (cost $69,968,851)			$70,577,516

CORPORATE BONDS AND NOTES (22.2%)(a)
		Principal amount	Value
Basic materials (1.3%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		$270,000	$259,383
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		157,000	199,290
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		558,000	602,098
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		228,000	251,468
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		132,000	124,490
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		146,000	159,529
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51		650,000	585,132
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41		325,000	297,403
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		172,000	232,426
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		115,000	155,719

			2,866,938
Capital goods (1.2%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		351,000	332,474
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		406,000	391,360
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		139,000	176,292
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25		225,000	242,149
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		435,000	411,997
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		326,000	372,957
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		260,000	239,485
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		331,000	362,349
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		166,000	174,826

			2,703,889
Communication services (3.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		556,000	538,662
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		291,000	288,762
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		586,000	553,307
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		299,000	281,041
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32		409,000	382,342
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		408,000	513,067
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		134,000	148,141
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		219,000	237,221
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		1,285,000	1,277,372
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		284,000	246,934
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		171,000	180,178
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		250,000	287,849
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		404,000	408,505
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		135,000	144,765
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		18,000	18,866
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		554,000	582,299
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		273,000	259,980
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		319,000	319,767
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		126,000	123,038
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		293,000	322,673
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		291,000	297,437

			7,412,206
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.533%, perpetual maturity		214,000	209,185

			209,185
Consumer cyclicals (1.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		192,000	200,880
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		267,000	268,988
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47		208,000	236,373
AutoNation, Inc. sr. unsec. bonds 2.40%, 8/1/31		193,000	179,656
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		354,000	337,185
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		385,000	440,144
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		300,000	295,500
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		106,000	134,438
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		183,000	193,055
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		95,000	93,398
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		112,000	119,280
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		205,000	226,092
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		186,000	150,680
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		580,000	536,500
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		472,000	482,030
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		355,000	335,849

			4,230,048
Consumer staples (1.5%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		235,000	222,373
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	446,367
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		281,000	361,251
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		338,000	323,673
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		107,000	118,369
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46		351,000	370,922
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49		385,000	437,156
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	568,403
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		$553,000	593,438

			3,441,952
Energy (1.7%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		289,000	319,332
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		183,000	171,563
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		605,000	569,517
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		296,000	305,597
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		333,000	385,448
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)		86,000	75,696
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		534,000	574,050
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		88,000	90,728
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		189,000	201,287
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		428,000	407,242
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)		79,000	78,202
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		368,000	405,909
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		355,000	364,723

			3,949,294
Financials (7.5%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)		600,000	574,648
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	644,320
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		380,000	406,601
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		223,000	221,034
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		180,000	243,938
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	420,511
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		550,000	566,801
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	217,040
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		400,000	383,707
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		346,000	372,365
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		372,000	361,469
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		630,000	581,470
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)		250,000	246,952
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	571,723
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		415,000	380,475
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		560,000	610,329
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		622,000	607,072
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)		290,000	276,509
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	416,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	209,750
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	259,541
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	247,654
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		505,000	490,809
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		310,000	340,743
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		616,000	672,220
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		125,000	120,748
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		320,000	303,600
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		244,000	262,905
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		138,000	135,230
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		319,000	292,444
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		505,000	478,571
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		191,000	189,760
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		429,000	437,936
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	306,475
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		585,000	649,292
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		136,000	139,740
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		643,000	649,449
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		102,000	145,839
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		227,000	231,540
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)		225,000	212,170
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		379,000	405,073
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	326,541
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		500,000	480,025
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		203,000	201,061
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	385,546
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		220,000	244,683
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		190,000	175,665

			17,097,974
Health care (0.7%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		189,000	223,381
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		167,000	167,146
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		338,000	389,846
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		283,000	286,117
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51		171,000	158,204
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		233,000	281,275
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		105,000	107,940

			1,613,909
Technology (1.6%)
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		851,000	905,510
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		143,000	135,817
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26		420,000	412,751
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46		22,000	34,713
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		75,000	70,677
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		207,000	192,526
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		443,000	419,074
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		442,000	419,680
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		426,000	400,304
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		244,000	217,871
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31		443,000	413,662

			3,622,585
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		129,000	134,165

			134,165
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		359,000	338,301
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24		270,000	288,103
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		330,000	311,850
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		358,000	359,982
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		351,000	371,470
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	253,428
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		300,000	282,075
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		100,000	102,093
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		204,000	211,056
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		136,000	138,656
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.269%, 5/15/67		498,000	448,200

			3,105,214

Total corporate bonds and notes (cost $50,097,593)			$50,387,359

COLLATERALIZED LOAN OBLIGATIONS (4.6%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.341%, 4/15/34 (Cayman Islands)	$250,000	$249,470
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.32%, 10/20/34 (Cayman Islands)	379,000	379,319
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.15%), 1.408%, 10/25/32 (Cayman Islands)	250,000	250,000
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (BBA LIBOR USD 3 Month + 1.05%), 1.304%, 4/20/34 (Cayman Islands)	250,000	249,202
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (BBA LIBOR USD 3 Month + 1.12%), 1.361%, 7/18/34 (Cayman Islands)	250,000	250,036
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (BBA LIBOR USD 3 Month + 1.07%), 1.311%, 4/15/34 (Cayman Islands)	500,000	500,069
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.344%, 4/20/31	250,000	250,038
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.25%), 1.452%, 11/22/34 (Cayman Islands)	323,000	323,502
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (BBA LIBOR USD 3 Month + 1.11%), 1.364%, 4/20/32 (Cayman Islands)	291,000	291,025
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.424%, 10/20/34	159,000	159,108
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class B, (BBA LIBOR USD 3 Month + 1.70%), 1.941%, 4/15/33 (Cayman Islands)	250,000	250,320
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.441%, 4/16/34 (Cayman Islands)	405,000	405,504
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 21-5A, Class BR, (BBA LIBOR USD 3 Month + 1.55%), 1.804%, 10/20/32	500,000	500,287
Golub Capital Partners 48 LP 144A FRB Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month + 1.31%), 1.551%, 4/17/33	250,000	250,101
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (BBA LIBOR USD 3 Month + 1.23%), 1.471%, 10/15/31 (Cayman Islands)	398,485	398,648
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (BBA LIBOR USD 3 Month + 1.64%), 1.894%, 7/20/31 (Cayman Islands)	250,000	250,152
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.749%, 11/30/32 (Cayman Islands)	793,000	794,474
ICG US CLO, Ltd. 144A FRB Ser. 20-2RA, Class A2, (BBA LIBOR USD 3 Month + 1.80%), 2.041%, 1/16/33 (Cayman Islands)	250,000	250,074
Kayne CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.429%, 4/23/34 (Cayman Islands)	250,000	250,245
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.414%, 7/20/34 (Cayman Islands)	250,000	250,569
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 21-26A, Class A1R, (BBA LIBOR USD 3 Month + 1.12%), 1.378%, 7/25/34	250,000	250,074
Magnetite CLO XXVIII, Ltd. 144A FRB Ser. 21-28A, Class AR, (BBA LIBOR USD 3 Month + 1.13%), 1.276%, 1/20/35 (Cayman Islands)	250,000	250,720
Niagara Park CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.00%), 1.241%, 7/17/32 (Cayman Islands)	250,000	250,046
Northwoods Capital XVII, Ltd. 144A FRB Ser. 18-17A, Class A, (BBA LIBOR USD 3 Month + 1.06%), 1.319%, 4/22/31 (Cayman Islands)	250,000	249,323
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.15%), 1.302%, 11/14/34 (Cayman Islands)	250,000	250,306
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.391%, 7/15/34 (Cayman Islands)	381,000	381,221
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (BBA LIBOR USD 3 Month + 1.00%), 1.254%, 10/20/31 (Cayman Islands)	250,000	250,026
Riserva CLO, Ltd. 144A FRB Ser. 21-3A, Class ARR, (BBA LIBOR USD 3 Month + 1.06%), 1.301%, 1/18/34 (Cayman Islands)	250,000	248,847
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.601%, 1/15/36	437,000	437,926
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A, Class A, (BBA LIBOR USD 3 Month + 1.27%), 1.524%, 4/20/33 (Cayman Islands)	326,000	326,263
Sound Point CLO XXIX, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.328%, 4/25/34 (Cayman Islands)	325,000	324,306
Trinitas CLO XVI, Ltd. 144A FRB Ser. 21-16A, Class A1, (BBA LIBOR USD 3 Month + 1.18%), 1.434%, 7/20/34 (Cayman Islands)	348,000	348,203
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.731%, 7/15/32	364,000	364,547

Total collateralized loan obligations (cost $10,447,252)		$10,433,951

ASSET-BACKED SECURITIES (2.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$568,000	$568,000
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M3, 2.72%, 12/26/30(WAC)	498,000	494,010
LHOME Mortgage Trust 144A
Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	17,316	17,340
Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	365,000	360,542
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	300,000	296,381
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 4/25/22	762,000	762,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.859%, 8/8/22	762,000	762,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.809%, 12/8/22	263,000	263,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	764,000	764,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	113,123	113,333
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	350,000	351,058
Ser. 21-1, Class A1, 2.24%, 6/25/24	120,000	119,397

Total asset-backed securities (cost $4,882,426)		$4,871,061

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$14,042,100	$7,723
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	38,948
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		372,600	12,702
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	147,998
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	144,555
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	58,501
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	56,955
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	372,202
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	367,018
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	315,893
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	68,973
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	29,539
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	19,660,400	267,586
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	24,953
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	10,020

Total purchased swap options outstanding (cost $1,167,347)				$1,923,566

SHORT-TERM INVESTMENTS (6.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.16%(AFF)	Shares	8,907,222	$8,907,222
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,270,000	1,270,000
U.S. Treasury Bills 0.077%, 5/19/22(SEG)(SEGCCS)		$300,000	299,761
U.S. Treasury Bills 0.064%, 2/17/22(SEG)(SEGSF)		1,139,000	1,138,985
U.S. Treasury Bills 0.042%, 3/3/22(SEG)(SEGSF)(SEGCCS)		1,791,000	1,790,948
U.S. Treasury Bills 0.038%, 2/3/22(SEG)(SEGSF)		600,000	599,999
U.S. Treasury Bills 0.035%, 4/21/22(SEG)(SEGSF)(SEGCCS)		1,250,000	1,249,544

Total short-term investments (cost $15,256,973)			$15,256,459
TOTAL INVESTMENTS

Total investments (cost $349,390,727)			$346,390,681

	FORWARD CURRENCY CONTRACTS at 1/31/22 (aggregate face value $173,694,382) (Unaudited)
	Counterparty Currency		Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	3/16/22	$457,688	$452,669	$5,019
		Canadian Dollar	Sell	4/20/22	1,576,337	1,572,767	(3,570)
		Czech Koruna	Buy	3/16/22	172,316	166,410	5,906
		Euro	Sell	3/16/22	3,517,971	3,558,019	40,048
		Japanese Yen	Sell	2/16/22	4,879,949	4,940,329	60,380
		Mexican Peso	Sell	4/20/22	351,451	352,982	1,531
		New Zealand Dollar	Buy	4/20/22	1,971	2,038	(67)
		Norwegian Krone	Sell	3/16/22	1,809	1,793	(16)
		Russian Ruble	Buy	3/16/22	248,427	257,034	(8,607)
		Swedish Krona	Sell	3/16/22	569	563	(6)
		Swiss Franc	Buy	3/16/22	337,954	341,356	(3,402)
	Barclays Bank PLC
		British Pound	Buy	3/16/22	642,295	642,228	67
		Euro	Buy	3/16/22	694,711	702,056	(7,345)
		Indonesian Rupiah	Buy	2/16/22	140,297	139,884	413
		Japanese Yen	Buy	2/16/22	3,323,582	3,364,926	(41,344)
		Japanese Yen	Sell	2/16/22	3,323,582	3,321,347	(2,235)
		Peruvian New Sol	Buy	4/20/22	72,652	69,881	2,771
		Swedish Krona	Sell	3/16/22	21,704	22,229	525
		Swiss Franc	Sell	3/16/22	871,459	880,534	9,075
	Citibank, N.A.
		British Pound	Buy	3/16/22	208,541	206,530	2,011
		Chilean Peso	Buy	4/20/22	134,782	125,726	9,056
		Danish Krone	Sell	3/16/22	244,951	247,751	2,800
		Euro	Sell	3/16/22	467,788	472,714	4,926
		Japanese Yen	Buy	2/16/22	1,469,797	1,488,209	(18,412)
		Japanese Yen	Sell	2/16/22	1,469,797	1,465,271	(4,526)
		Romanian Leu	Buy	3/16/22	78,069	78,263	(194)
		Swedish Krona	Sell	3/16/22	335,893	347,012	11,119
		Swiss Franc	Sell	3/16/22	1,678,092	1,694,927	16,835
		Thai Baht	Sell	2/17/22	366,321	364,673	(1,648)
	Credit Suisse International
		British Pound	Sell	3/16/22	678,733	672,090	(6,643)
		Euro	Buy	3/16/22	169,460	171,250	(1,790)
	Goldman Sachs International
		British Pound	Buy	3/16/22	22,320	28,433	(6,113)
		Canadian Dollar	Buy	4/20/22	1,888	1,888	—
		Chinese Yuan (Offshore)	Sell	2/16/22	1,269,092	1,255,532	(13,560)
		Euro	Buy	3/16/22	13,311,054	13,453,060	(142,006)
		Indonesian Rupiah	Buy	2/16/22	233,975	233,398	577
		Japanese Yen	Sell	2/16/22	4,553,053	4,624,873	71,820
		Norwegian Krone	Buy	3/16/22	123,014	119,542	3,472
		Polish Zloty	Sell	3/16/22	218,104	218,529	425
		Russian Ruble	Sell	3/16/22	30,061	31,099	1,038
		South African Rand	Sell	4/20/22	20,595	20,034	(561)
		Swedish Krona	Sell	3/16/22	330,850	341,893	11,043
		Swiss Franc	Buy	3/16/22	1,269,914	1,283,118	(13,204)
	HSBC Bank USA, National Association
		British Pound	Sell	3/16/22	2,968,381	2,939,795	(28,586)
		Chinese Yuan (Offshore)	Buy	2/16/22	8,191,660	8,105,051	86,609
		Euro	Sell	3/16/22	13,395,166	13,536,678	141,512
		Japanese Yen	Buy	2/16/22	1,233,890	1,247,157	(13,267)
		Japanese Yen	Sell	2/16/22	1,233,890	1,234,746	856
		Swedish Krona	Buy	3/16/22	2,253	2,328	(75)
		Swiss Franc	Buy	3/16/22	65,257	65,934	(677)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/20/22	861,563	873,090	(11,527)
		British Pound	Sell	3/16/22	479,604	475,081	(4,523)
		Canadian Dollar	Sell	4/20/22	13,371	13,576	205
		Euro	Buy	3/16/22	9,202,612	9,300,817	(98,205)
		Japanese Yen	Sell	2/16/22	3,091,688	3,132,910	41,222
		Norwegian Krone	Sell	3/16/22	416,838	407,693	(9,145)
		Singapore Dollar	Buy	2/16/22	221,900	222,039	(139)
		South Korean Won	Buy	2/16/22	1,169,270	1,186,225	(16,955)
		Swedish Krona	Sell	3/16/22	2,242	2,288	46
		Swiss Franc	Sell	3/16/22	173,189	174,988	1,799
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/20/22	108,862	110,298	1,436
		British Pound	Buy	3/16/22	5,690,976	5,638,530	52,446
		Canadian Dollar	Buy	4/20/22	646,156	644,866	1,290
		Chinese Yuan (Offshore)	Sell	2/16/22	102,921	101,844	(1,077)
		Euro	Buy	3/16/22	216,914	219,258	(2,344)
		Japanese Yen	Buy	2/16/22	3,317,473	3,356,497	(39,024)
		New Zealand Dollar	Sell	4/20/22	696,274	722,342	26,068
		Norwegian Krone	Sell	3/16/22	107,993	105,505	(2,488)
		Swedish Krona	Sell	3/16/22	38,656	39,703	1,047
		Swiss Franc	Sell	3/16/22	1,694,837	1,713,204	18,367
	NatWest Markets PLC
		British Pound	Sell	3/16/22	20,437	21,787	1,350
		Euro	Sell	3/16/22	9,871,347	9,977,896	106,549
		Japanese Yen	Buy	2/16/22	2,116,833	2,142,743	(25,910)
		Japanese Yen	Sell	2/16/22	2,116,833	2,113,639	(3,194)
		Norwegian Krone	Buy	3/16/22	371	363	8
		Swiss Franc	Buy	3/16/22	614,967	621,372	(6,405)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/20/22	1,669,082	1,690,264	21,182
		British Pound	Sell	3/16/22	1,095,546	1,083,754	(11,792)
		Canadian Dollar	Sell	4/20/22	215,516	215,169	(347)
		Chinese Yuan (Offshore)	Buy	2/16/22	912,694	904,744	7,950
		Euro	Sell	3/16/22	5,457,942	5,514,872	56,930
		Hong Kong Dollar	Buy	2/16/22	25,548	25,594	(46)
		Hungarian Forint	Buy	3/16/22	130,283	128,549	1,734
		Israeli Shekel	Buy	4/20/22	173,722	176,382	(2,660)
		Japanese Yen	Buy	2/16/22	7,031,660	7,015,973	15,687
		Japanese Yen	Sell	2/16/22	7,031,660	7,120,444	88,784
		New Zealand Dollar	Sell	4/20/22	184,105	190,906	6,801
		Norwegian Krone	Sell	3/16/22	124,565	122,381	(2,184)
		Swedish Krona	Buy	3/16/22	94,326	96,062	(1,736)
		Swiss Franc	Buy	3/16/22	5,203,576	5,256,866	(53,290)
	Toronto-Dominion Bank
		British Pound	Buy	3/16/22	676,044	675,789	255
		Euro	Sell	3/16/22	882,051	895,824	13,773
		Japanese Yen	Buy	2/16/22	1,964,666	1,981,762	(17,096)
		Japanese Yen	Sell	2/16/22	1,964,666	1,980,776	16,110
		Norwegian Krone	Sell	3/16/22	115,418	113,608	(1,810)
	UBS AG
		Australian Dollar	Sell	4/20/22	2,264	2,272	8
		British Pound	Sell	3/16/22	1,997,610	1,977,984	(19,626)
		Canadian Dollar	Sell	4/20/22	5,899	5,955	56
		Euro	Buy	3/16/22	8,177,526	8,264,782	(87,256)
		Japanese Yen	Buy	2/16/22	4,301,985	4,361,101	(59,116)
		Norwegian Krone	Buy	3/16/22	2,314	2,286	28
		Swedish Krona	Sell	3/16/22	705,721	729,411	23,690
		Swiss Franc	Sell	3/16/22	1,185,857	1,198,176	12,319
	WestPac Banking Corp.
		British Pound	Buy	3/16/22	916,451	907,608	8,843
		Euro	Sell	3/16/22	15,743	16,600	857
		Japanese Yen	Buy	2/16/22	424,768	423,418	1,350
		Japanese Yen	Sell	2/16/22	424,769	429,967	5,198

	Unrealized appreciation						1,023,222

	Unrealized (depreciation)						(795,749)

	Total						$227,473
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Australian Government Treasury Bond 3 yr (Long)	7	$562,141	$562,141	Mar-22	$(2,207)
Canadian Government Bond 10 yr (Long)	6	656,571	656,571	Mar-22	(3,795)
Euro-Bobl 5 yr (Long)	22	3,268,431	3,268,432	Mar-22	(51,487)
Euro-Bund 10 yr (Long)	15	2,849,799	2,849,800	Mar-22	(90,356)
Euro-Buxl 30 yr (Long)	7	1,598,782	1,598,782	Mar-22	(110,741)
Euro-Schatz 2 yr (Short)	6	754,116	754,116	Mar-22	2,313
Japanese Government Bond 10 yr (Long)	5	6,548,488	6,548,488	Mar-22	(60,419)
Japanese Government Bond 10 yr (Short)	10	13,096,976	13,096,976	Mar-22	120,734
U.K. Gilt 10 yr (Long)	27	4,428,648	4,428,646	Mar-22	(105,734)
U.S. Treasury Bond 30 yr (Long)	18	2,801,250	2,801,250	Mar-22	(41,962)
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,645,125	2,645,125	Mar-22	(54,719)
U.S. Treasury Note 2 yr (Short)	175	37,914,844	37,914,844	Mar-22	299,122
U.S. Treasury Note 5 yr (Long)	64	7,629,000	7,629,000	Mar-22	(80,964)
U.S. Treasury Note 10 yr (Long)	42	5,374,688	5,374,688	Mar-22	(41,095)
U.S. Treasury Note Ultra 10 yr (Short)	43	6,141,609	6,141,609	Mar-22	50,294

Unrealized appreciation					472,463

Unrealized (depreciation)					(643,479)

Total					$(171,016)

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/22 (premiums $2,706,752) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$14,042,100	$147,723
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	22,793
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	32,447
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395		11,786,300	297,486
Goldman Sachs International
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	242,000	16,130
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	242,000	26,073
JPMorgan Chase Bank N.A.
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	12,953
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,046,200	15,369
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	22,354
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	59,324
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	66,959
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$1,657,100	93,013
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	114,423
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	726,653
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	4,687
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	4,812
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	8,614
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	19,605
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	20,105
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	50,475
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	288,590
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	333,338
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		1,590,200	345,487
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	19,660,400	189,055
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	19,660,400	227,659
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$145,700	6,721
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		291,400	64,490
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	26,176
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	30,702

Total				$3,274,216

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,070,200	$(139,394)	$58,069
(1.39)/Secured Overnight Financing Rate/Dec-26 (Purchased)	Dec-24/1.39		20,479,800	(235,518)	50,176
(1.405)/Secured Overnight Financing Rate/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	42,023
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	33,389
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(40,969)	32,249
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		$3,895,600	(4,675)	30,580
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	29,241
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	17,953
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	15,235
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$2,989,900	(27,582)	13,185
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		678,400	(33,368)	4,817
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		1,938,200	(93,615)	4,458
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		3,591,700	(216,759)	790
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	(2,301)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(18,160)	(5,129)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		779,100	(10,128)	(6,552)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(7,321)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(9,795)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$287,300	(20,973)	(11,575)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	(21,221)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	(25,982)
1.405/Secured Overnight Financing Rate/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	(37,161)
1.39/Secured Overnight Financing Rate/Dec-26 (Purchased)	Dec-24/1.39		20,479,800	(235,518)	(56,115)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	(59,835)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		802,700	(377,410)	(298,460)
2.525/3 month USD-LIBOR-BBA/Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	100,754
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	21,930
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		389,600	10,909	2,696
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		3,876,400	53,204	1,783
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		969,100	15,118	(1,134)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		11,134,200	235,210	(28,949)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		7,791,300	2,532	(31,321)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	(80,276)
(2.525)/3 month USD-LIBOR-BBA/Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	(132,808)
Citibank, N.A.
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	34,812
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	19,427
(1.37)/Secured Overnight Financing Rate/Mar-32 (Purchased)	Mar-22/1.37		1,024,900	(15,271)	14,062
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		1,392,700	(34,159)	13,426
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		1,591,200	(51,873)	10,136
(1.826)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	9,206
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	7,194
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	3,137
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	2,048
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	(131)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	(2,021)
1.826/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	(4,529)
1.606/Secured Overnight Financing Rate/Feb-32 (Purchased)	Feb-22/1.606		2,784,800	(24,089)	(4,706)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	(5,697)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		1,591,200	(51,873)	(9,213)
1.458/Secured Overnight Financing Rate/Apr-27 (Purchased)	Apr-22/1.458		4,420,200	(35,362)	(10,034)
1.37/Secured Overnight Financing Rate/Mar-32 (Purchased)	Mar-22/1.37		1,024,900	(15,271)	(11,971)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	(18,461)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(29,858)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	15,613
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	13,192
(1.208)/Secured Overnight Financing Rate/Apr-27 (Written)	Apr-22/1.208		4,420,200	14,587	5,569
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	5,271
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	3,873
(1.356)/Secured Overnight Financing Rate/Feb-32 (Written)	Feb-22/1.356		2,784,800	3,759	891
1.856/Secured Overnight Financing Rate/Feb-32 (Written)	Feb-22/1.856		2,784,800	4,873	(1,030)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	(3,725)
1.708/Secured Overnight Financing Rate/Apr-27 (Written)	Apr-22/1.708		4,420,200	15,471	(4,111)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	(4,553)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	(10,215)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	(25,182)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		6,685,000	35,431	(74,671)
Deutsche Bank AG
(1.724)/Secured Overnight Financing Rate/Jan-47 (Purchased)	Jan-37/1.724		3,724,300	(307,441)	1,937
1.724/Secured Overnight Financing Rate/Jan-47 (Purchased)	Jan-37/1.724		3,724,300	(307,441)	(3,315)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	3,834,800	(17,037)	41,230
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$371,900	(46,952)	19,633
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(55,845)	(1,864)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		609,000	(91,046)	(4,153)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	3,834,800	(17,037)	(10,684)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$371,900	(46,952)	(24,642)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	3,869
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	1,594
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	(2,778)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	(20,981)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$2,970,400	43,368	(23,912)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		2,411,600	49,920	(32,123)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	145,703
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	130,060
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		2,075,600	(123,083)	26,443
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(58,284)	22,104
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	17,068
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$628,600	(36,333)	16,941
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	8,043
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	7,174
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	4,673
1.905/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.905		$861,700	(62,904)	1,982
(1.544)/Secured Overnight Financing Rate/Jan-62 (Purchased)	Jan-32/1.544		323,100	(54,281)	1,418
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	1,137
(1.905)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.905		861,700	(62,904)	724
1.544/Secured Overnight Financing Rate/Jan-62 (Purchased)	Jan-32/1.544		323,100	(54,281)	420
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	(1,908)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(3,148)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(4,775)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(5,115)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(5,520)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$2,075,600	(123,083)	(24,285)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	(25,666)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(27,338)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(62,315)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(259,637)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	51,803
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	10,689
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	8,856
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	904,300	32,641	7,321
(1.81)/Secured Overnight Financing Rate/Jan-37 (Written)	Jan-27/1.81		$723,500	42,759	449
1.81/Secured Overnight Financing Rate/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	(1,592)
(1.70)/Secured Overnight Financing Rate/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	(3,924)
1.70/Secured Overnight Financing Rate/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	(4,934)
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	904,300	32,641	(6,541)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		$264,200	19,696	(10,803)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	(13,700)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	(69,163)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	145,429
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	17,632
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(34,839)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(71,690)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	20,661
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(10,452)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	110,739
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	16,901
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	1,291
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	(661)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	(6,328)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		5,006,300	(172,092)	(109,187)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	16,182
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		245,600	6,693	5,450
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		245,600	6,693	3,338
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	(11,962)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	115,264
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	65,514
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	64,051
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$860,100	(48,123)	52,062
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	49,686
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,167,200	(48,343)	47,519
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	32,167
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	28,229
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$1,001,300	(90,367)	14,389
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	100,200	(10,328)	2,986
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	234,000	(22,088)	2,845
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$2,105,300	(97,896)	1,895
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	1,159
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$2,105,300	(97,896)	(147)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(1,359)
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	234,000	(22,088)	(2,219)
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	100,200	(10,328)	(4,052)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(16,451)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$2,866,900	(45,440)	(21,473)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	(23,146)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,167,200	(48,343)	(27,379)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(29,527)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$860,100	(48,123)	(34,284)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	1,951,800	(118,639)	(34,711)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	(39,884)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		1,001,300	(90,367)	(45,289)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	3,206,200	(167,689)	(52,517)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	28,296
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	1,951,800	78,076	23,375
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	1,951,800	50,611	15,042
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	2,610
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	(1,340)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,720,100	45,712	(51,895)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	117,678
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	86,559
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	19,565
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	14,957
(1.8225)/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.8225		1,117,300	(82,457)	3,654
1.8225/Secured Overnight Financing Rate/Jan-42 (Purchased)	Jan-32/1.8225		1,117,300	(82,457)	(1,799)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	(5,737)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	(14,572)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	(46,408)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	(62,729)
(1.62)/Secured Overnight Financing Rate/Jan-27 (Written)	Jan-25/1.62		8,565,800	94,224	(171)
1.62/Secured Overnight Financing Rate/Jan-27 (Written)	Jan-25/1.62		8,565,800	94,224	(7,884)

Unrealized appreciation					2,275,581

Unrealized (depreciation)					(2,460,951)

Total					$(185,370)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/22 (proceeds receivable $102,498,516) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 2/1/52	$4,000,000	2/14/22	$4,169,686
Uniform Mortgage-Backed Securities, 3.00%, 2/1/52	34,000,000	2/14/22	34,743,757
Uniform Mortgage-Backed Securities, 2.50%, 2/1/52	31,000,000	2/14/22	30,949,126
Uniform Mortgage-Backed Securities, 2.00%, 2/1/52	33,000,000	2/14/22	32,168,047

Total			$102,030,616

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,088,000	$45,143	(E)	$(12)	3/16/32	Secured Overnight Financing Rate — Annually	1.385% — Annually	$(45,155)
		47,229,000	333,909	(E)	(25,295)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	(359,204)
		41,313,000	477,578	(E)	185,725	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	663,304
		22,575,000	456,467	(E)	(149,311)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(605,777)
		2,706,000	47,680	(E)	(99,161)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(146,841)
		670,000	5,501		(54)	12/23/23	Secured Overnight Financing Rate — Annually	0.695% — Annually	(5,072)
		10,276,000	175,103		883	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	164,137
		3,190,000	90,468		385	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	86,467
		1,262,000	68,905		(2,247)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(69,204)
		8,457,000	69,094		(861)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	62,256
		5,228,000	86,419		333	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(80,131)
		1,358,000	38,526		(606)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	36,095
		4,264,000	234,818		(2,304)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	226,086
		123,000	2,977		(2)	12/31/31	1.331% — Annually	Secured Overnight Financing Rate — Annually	2,835
		1,023,100	24,646		(14)	1/7/32	Secured Overnight Financing Rate — Annually	1.333% — Annually	(23,747)
		252,000	8,513		(41)	12/31/51	Secured Overnight Financing Rate — Annually	1.525% — Annually	(8,223)
		1,711,000	25,271		(227)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(23,845)
		1,865,000	40,974		7,257	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(31,723)
		2,151,000	32,394		(73)	1/6/52	Secured Overnight Financing Rate — Annually	1.604% — Annually	(30,047)
		2,722,000	13,991		(10)	1/11/24	Secured Overnight Financing Rate — Annually	0.8745% — Annually	(12,684)
		3,619,000	8,794		(48)	1/11/32	Secured Overnight Financing Rate — Annually	1.5665% — Annually	(5,630)
		2,318,000	11,729		(9)	1/12/24	Secured Overnight Financing Rate — Annually	0.88% — Annually	(10,662)
		3,088,000	2,409		(41)	1/12/32	Secured Overnight Financing Rate — Annually	1.601% — Annually	5,038
		4,799,000	25,771		(39)	1/18/27	1.3345% — Annually	Secured Overnight Financing Rate — Annually	23,320
		446,900	179	(E)	(10)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	(189)
		1,404,000	12,959		(19)	1/18/32	Secured Overnight Financing Rate — Annually	1.4941% — Annually	(12,185)
		1,404,000	12,187		(19)	1/18/32	Secured Overnight Financing Rate — Annually	1.50% — Annually	(11,411)
		1,404,000	12,117		(19)	1/18/32	Secured Overnight Financing Rate — Annually	1.5005% — Annually	(11,339)
		3,507,000	421		(28)	1/20/27	Secured Overnight Financing Rate — Annually	1.448% — Annually	2,037
		1,854,000	11,699		(25)	1/20/32	1.66076% — Annually	Secured Overnight Financing Rate — Annually	(12,724)
		937,000	2,061		(4)	1/20/24	1.0355% — Annually	Secured Overnight Financing Rate — Annually	1,747
		1,854,000	13,645		(25)	1/20/32	1.672% — Annually	Secured Overnight Financing Rate — Annually	(14,678)
		937,000	1,977		(4)	1/20/24	1.04% — Annually	Secured Overnight Financing Rate — Annually	1,661
		769,000	2,130		(26)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	(2,540)
		3,808,000	10,891		(14)	1/25/24	1.005% — Annually	Secured Overnight Financing Rate — Annually	10,161
		3,106,000	5,932		(41)	1/25/32	1.573% — Annually	Secured Overnight Financing Rate — Annually	4,965
		3,808,000	11,424		(14)	1/25/24	0.9975% — Annually	Secured Overnight Financing Rate — Annually	10,700
		3,106,000	9,132		(41)	1/25/32	1.562% — Annually	Secured Overnight Financing Rate — Annually	8,170
		3,459,000	11,934		(13)	1/26/24	0.976% — Annually	Secured Overnight Financing Rate — Annually	11,379
		2,356,000	15,385		(31)	1/26/32	1.5235% — Annually	Secured Overnight Financing Rate — Annually	14,770
		3,459,000	15,358		(13)	1/26/24	0.926% — Annually	Secured Overnight Financing Rate — Annually	14,832
		2,356,000	17,576		(31)	1/26/32	1.5135% — Annually	Secured Overnight Financing Rate — Annually	16,965
		1,051,000	10,300		(36)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(9,728)
		3,275,000	3,865		(26)	2/1/27	1.472% — Annually	Secured Overnight Financing Rate — Annually	(3,891)
		300,000	909		(10)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	899
	AUD	9,400	452	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	452
	AUD	32,200	1,983	(E)	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,983
	AUD	12,000	789	(E)	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	789
	AUD	20,900	1,164	(E)	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,164
	AUD	76,000	5,383	(E)	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,382
	AUD	5,000	516	(E)	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	516
	AUD	200,000	3,473		(2)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(2,640)
	AUD	680,000	27,511		(2,360)	12/15/31	6 month AUD-BBR-BBSW — Semiannually	1.551% — Semiannually	(29,036)
	AUD	990,000	31,317		(982)	12/15/26	6 month AUD-BBR-BBSW — Semiannually	0.951% — Semiannually	(31,643)
	AUD	117,000	1,345	(E)	(1,160)	3/16/32	2.04% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	185
	CAD	960,000	53,636		(5,183)	12/15/51	3 month CAD-BA-CDOR — Semiannually	2.201% — Semiannually	(57,131)
	CAD	860,000	29,410		(1,249)	12/15/31	3 month CAD-BA-CDOR — Semiannually	1.801% — Semiannually	(29,502)
	CAD	520,000	12,800		(634)	12/15/26	3 month CAD-BA-CDOR — Semiannually	1.451% — Semiannually	(12,923)
	CAD	556,000	9,422	(E)	(9,133)	3/16/32	2.08% — Semiannually	3 month CAD-BA-CDOR — Semiannually	289
	CHF	2,466,000	98,757	(E)	23,801	3/16/32	0.07% plus Swiss Average Rate Overnight — Annually	—	(74,956)
	CNY	131,362,000	295,729	(E)	(1,235)	3/16/27	China Fixing Repo Rates 7 day — Quarterly	2.56% — Quarterly	294,494
	EUR	60,400	19,109	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(19,111)
	EUR	82,300	20,292		(3)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	21,763
	EUR	91,000	20,133		(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(21,552)
	EUR	91,800	18,798		(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(20,172)
	EUR	260,300	45,748		(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(49,189)
	EUR	420,000	114,626	(E)	(16)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	114,610
	EUR	283,000	44,244		(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(48,367)
	EUR	87,500	14,735	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(14,739)
	EUR	79,600	8,948		(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(9,976)
	EUR	211,200	17,235		(9)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(19,691)
	EUR	258,600	2,098	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,088
	EUR	107,000	10,439	(E)	(4)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(10,443)
	EUR	312,300	27,244		(11)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	25,547
	EUR	585,500	12,031		(22)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	17,534
	EUR	115,200	13,981	(E)	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	13,977
	EUR	81,200	19,074	(E)	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	19,071
	EUR	302,300	17,409	(E)	(6)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(17,415)
	EUR	55,900	2,974	(E)	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,972
	EUR	133,400	7,198	(E)	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	7,195
	EUR	52,200	2,787	(E)	(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	2,786
	EUR	238,200	460		(10)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	1,729
	EUR	51,000	1,378		(1)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	1,271
	EUR	377,200	14,514		(6)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	14,253
	EUR	146,400	6,553	(E)	(6)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(6,559)
	EUR	640,000	10,404		(10,493)	12/15/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.451% — Annually	(19,951)
	EUR	5,130,000	196,817		(6,829)	12/15/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.101% — Annually	(198,382)
	EUR	3,790,000	88,053		(7,257)	12/15/26	0.201% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(93,283)
	EUR	5,470,000	34,106		3,525	12/15/23	0.451% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	(29,635)
	EUR	2,552,000	91,889	(E)	29,796	3/16/32	6 month EUR-EURIBOR-REUTERS — Semiannually	0.15% — Annually	(62,094)
	GBP	83,100	4,768		(2)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(4,214)
	GBP	230,000	29,321		4,672	12/15/51	Sterling Overnight Index Average — Annually	0.701% — Annually	(24,416)
	GBP	940,000	74,247		17,658	12/15/31	Sterling Overnight Index Average — Annually	0.601% — Annually	(55,801)
	GBP	830,000	44,104		6,073	12/15/26	Sterling Overnight Index Average — Annually	0.501% — Annually	(37,482)
	GBP	7,864,200	49,287	(E)	(41)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	49,246
	GBP	1,581,000	78,843	(E)	(22,876)	3/16/32	0.85% — Annually	Sterling Overnight Index Average — Annually	55,967
	JPY	22,710,500	11,862	(E)	(6)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	(11,869)
	JPY	26,213,100	10,779	(E)	(7)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	10,771
	JPY	14,130,600	934		(2)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	922
	JPY	14,130,600	4		—	2/25/22	6 month JPY-LIBOR-BBA — Semiannually	Bank of Japan Unsecured Overnight Call Rate Expected Index — Semiannually	13
	JPY	55,972,700	14,582	(E)	(16)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(14,598)
	NOK	24,251,000	118,610	(E)	(35,805)	3/16/32	1.695% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	82,805
	NZD	2,957,000	44,245	(E)	(16,137)	3/16/32	2.590% — Semiannually	3 month NZD-BBR-FRA — Quarterly	28,110
	SEK	9,871,000	30,995	(E)	(17,156)	3/16/32	0.850% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	13,839

	Total				$(139,414)				$(403,853)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$468,577	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(17,772)
469,326	458,966	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(8,941)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(26,713)

	Total	$—			Total	$(26,713)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/22 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$5,163,000	$196,814	$(94)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(196,908)

Total			$(94)				$(196,908)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$2,666	$38,931	$9,686	5/11/63	300 bp — Monthly	$(6,998)
	CMBX NA BBB-.6 Index	B+/P	5,303	87,844	21,856	5/11/63	300 bp — Monthly	(16,501)
	CMBX NA BBB-.6 Index	B+/P	10,865	175,688	43,711	5/11/63	300 bp — Monthly	(32,743)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	168	1,000	87	5/11/63	200 bp — Monthly	81
	CMBX NA A.6 Index	BBB+/P	4,245	24,000	2,081	5/11/63	200 bp — Monthly	2,174
	CMBX NA BB.11 Index	BB-/P	40,115	71,000	6,681	11/18/54	500 bp — Monthly	33,503
	CMBX NA BB.13 Index	BB-/P	5,002	53,000	5,851	12/16/72	500 bp — Monthly	(798)
	CMBX NA BB.6 Index	CCC+/P	30,268	202,560	87,526	5/11/63	500 bp — Monthly	(57,061)
	CMBX NA BB.7 Index	B/P	15,922	312,000	103,366	1/17/47	500 bp — Monthly	(87,140)
	CMBX NA BB.9 Index	B/P	407	2,000	499	9/17/58	500 bp — Monthly	(90)
	CMBX NA BB.9 Index	B/P	14,500	71,000	17,707	9/17/58	500 bp — Monthly	(3,139)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	5,491	11/17/59	300 bp — Monthly	322
	CMBX NA BBB-.12 Index	BBB-/P	1,084	26,000	1,888	8/17/61	300 bp — Monthly	(788)
	CMBX NA BBB-.12 Index	BBB-/P	7,366	125,000	9,075	8/17/61	300 bp — Monthly	(1,636)
	CMBX NA BBB-.14 Index	BBB-/P	1,350	27,000	1,823	12/16/72	300 bp — Monthly	(457)
	CMBX NA BBB-.14 Index	BBB-/P	1,215	39,000	2,633	12/16/72	300 bp — Monthly	(1,395)
	CMBX NA BBB-.6 Index	B+/P	29,038	100,821	25,084	5/11/63	300 bp — Monthly	4,012
	CMBX NA BBB-.6 Index	B+/P	29,325	101,819	25,333	5/11/63	300 bp — Monthly	4,052
	CMBX NA BBB-.6 Index	B+/P	59,758	202,640	50,417	5/11/63	300 bp — Monthly	9,460
	CMBX NA BBB-.6 Index	B+/P	27,955	438,221	109,029	5/11/63	300 bp — Monthly	(80,819)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	8,159	61,000	20,209	1/17/47	500 bp — Monthly	(11,991)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	168	12/16/72	200 bp — Monthly	(43)
	CMBX NA A.6 Index	BBB+/P	99	2,000	173	5/11/63	200 bp — Monthly	(74)
	CMBX NA A.6 Index	BBB+/P	790	16,000	1,387	5/11/63	200 bp — Monthly	(591)
	CMBX NA A.6 Index	BBB+/P	(15)	25,000	2,168	5/11/63	200 bp — Monthly	(2,173)
	CMBX NA A.6 Index	BBB+/P	1,158	38,000	3,295	5/11/63	200 bp — Monthly	(2,122)
	CMBX NA A.6 Index	BBB+/P	4,172	81,000	7,023	5/11/63	200 bp — Monthly	(2,819)
	CMBX NA A.6 Index	BBB+/P	10,874	127,000	11,011	5/11/63	200 bp — Monthly	(87)
	CMBX NA BB.13 Index	BB-/P	1,250	13,000	1,435	12/16/72	500 bp — Monthly	(172)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	65	11/18/54	300 bp — Monthly	(1)
	CMBX NA BBB-.13 Index	BBB-/P	298	5,000	357	12/16/72	300 bp — Monthly	(56)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	357	12/16/72	300 bp — Monthly	(58)
	CMBX NA BBB-.13 Index	BBB-/P	2,325	37,000	2,638	12/16/72	300 bp — Monthly	(291)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	2,648	33,000	9,636	5/11/63	500 bp — Monthly	(6,956)
	CMBX NA BB.6 Index	CCC+/P	51,480	96,000	41,482	5/11/63	500 bp — Monthly	10,092
	CMBX NA BBB-.11 Index	BBB-/P	8,016	146,000	9,548	11/18/54	300 bp — Monthly	(1,448)
	CMBX NA BBB-.12 Index	BBB-/P	1,184	22,000	1,597	8/17/61	300 bp — Monthly	(400)
	CMBX NA BBB-.13 Index	BBB-/P	4,077	59,000	4,207	12/16/72	300 bp — Monthly	(95)
	CMBX NA BBB-.7 Index	BB-/P	4,695	20,000	3,876	1/17/47	300 bp — Monthly	831
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	8,447	722,000	2,816	12/16/72	200 bp — Monthly	11,544
	CMBX NA A.13 Index	A-/P	(2,803)	188,000	733	12/16/72	200 bp — Monthly	(1,997)
	CMBX NA A.13 Index	A-/P	(276)	46,000	179	12/16/72	200 bp — Monthly	(79)
	CMBX NA A.13 Index	A-/P	(251)	30,000	117	12/16/72	200 bp — Monthly	(122)
	CMBX NA A.6 Index	BBB+/P	818	12,000	1,040	5/11/63	200 bp — Monthly	(218)
	CMBX NA A.6 Index	BBB+/P	6,188	90,000	7,803	5/11/63	200 bp — Monthly	(1,581)
	CMBX NA BB.13 Index	BB-/P	377	4,000	442	12/16/72	500 bp — Monthly	(60)
	CMBX NA BB.13 Index	BB-/P	554	6,000	662	12/16/72	500 bp — Monthly	(102)
	CMBX NA BB.6 Index	CCC+/P	11,787	46,080	19,911	5/11/63	500 bp — Monthly	(8,079)
	CMBX NA BB.6 Index	CCC+/P	23,902	93,120	40,237	5/11/63	500 bp — Monthly	(16,245)
	CMBX NA BBB-.12 Index	BBB-/P	3,064	52,000	3,775	8/17/61	300 bp — Monthly	(680)
	CMBX NA BBB-.12 Index	BBB-/P	4,422	103,000	7,478	8/17/61	300 bp — Monthly	(2,995)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	357	12/16/72	300 bp — Monthly	(58)
	CMBX NA BBB-.13 Index	BBB-/P	15,616	210,000	14,973	12/16/72	300 bp — Monthly	765
	CMBX NA BBB-.14 Index	BBB-/P	124	4,000	270	12/16/72	300 bp — Monthly	(144)

Upfront premium received			469,514		Unrealized appreciation			76,836

Upfront premium (paid)			(3,573)		Unrealized (depreciation)			(351,302)

	Total		$465,941				Total	$(274,466)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/22 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(101)	$1,000	$87	5/11/63	(200 bp) — Monthly	$(15)
	CMBX NA BB.10 Index	(20,735)	86,000	25,112	11/17/59	(500 bp) — Monthly	4,294
	CMBX NA BB.10 Index	(18,870)	74,000	21,608	11/17/59	(500 bp) — Monthly	2,666
	CMBX NA BB.10 Index	(3,861)	37,000	10,804	11/17/59	(500 bp) — Monthly	6,907
	CMBX NA BB.10 Index	(3,399)	31,000	9,052	11/17/59	(500 bp) — Monthly	5,623
	CMBX NA BB.11 Index	(5,127)	71,000	6,681	11/18/54	(500 bp) — Monthly	1,485
	CMBX NA BB.8 Index	(6,581)	51,215	19,590	10/17/57	(500 bp) — Monthly	12,959
	CMBX NA BB.8 Index	(5,168)	14,495	5,544	10/17/57	(500 bp) — Monthly	362
	CMBX NA BB.8 Index	(527)	2,899	1,109	10/17/57	(500 bp) — Monthly	579
	CMBX NA BBB-.10 Index	(17,578)	59,000	6,112	11/17/59	(300 bp) — Monthly	(11,500)
	CMBX NA BBB-.10 Index	(5,609)	44,000	4,558	11/17/59	(300 bp) — Monthly	(1,076)
	CMBX NA BBB-.10 Index	(4,334)	34,000	3,522	11/17/59	(300 bp) — Monthly	(832)
	CMBX NA BBB-.10 Index	(5,249)	22,000	2,279	11/17/59	(300 bp) — Monthly	(2,982)
	CMBX NA BBB-.10 Index	(4,875)	21,000	2,176	11/17/59	(300 bp) — Monthly	(2,711)
	CMBX NA BBB-.10 Index	(2,953)	12,000	1,243	11/17/59	(300 bp) — Monthly	(1,717)
	CMBX NA BBB-.10 Index	(789)	5,000	518	11/17/59	(300 bp) — Monthly	(274)
	CMBX NA BBB-.11 Index	(5,028)	35,000	2,289	11/18/54	(300 bp) — Monthly	(2,760)
	CMBX NA BBB-.11 Index	(2,881)	9,000	589	11/18/54	(300 bp) — Monthly	(2,297)
	CMBX NA BBB-.11 Index	(147)	1,000	65	11/18/54	(300 bp) — Monthly	(82)
	CMBX NA BBB-.12 Index	(31,283)	90,000	6,534	8/17/61	(300 bp) — Monthly	(24,802)
	CMBX NA BBB-.12 Index	(3,276)	48,000	3,485	8/17/61	(300 bp) — Monthly	181
	CMBX NA BBB-.12 Index	(15,365)	46,000	3,340	8/17/61	(300 bp) — Monthly	(12,052)
	CMBX NA BBB-.12 Index	(15,466)	44,000	3,194	8/17/61	(300 bp) — Monthly	(12,298)
	CMBX NA BBB-.12 Index	(14,368)	43,000	3,122	8/17/61	(300 bp) — Monthly	(11,272)
	CMBX NA BBB-.12 Index	(5,641)	25,000	1,815	8/17/61	(300 bp) — Monthly	(3,841)
	CMBX NA BBB-.12 Index	(4,065)	24,000	1,742	8/17/61	(300 bp) — Monthly	(2,337)
	CMBX NA BBB-.12 Index	(5,639)	16,000	1,162	8/17/61	(300 bp) — Monthly	(4,486)
	CMBX NA BBB-.13 Index	(7,199)	95,000	6,774	12/16/72	(300 bp) — Monthly	(481)
	CMBX NA BBB-.7 Index	(656)	3,000	581	1/17/47	(300 bp) — Monthly	(77)
	CMBX NA BBB-.8 Index	(19,531)	125,000	17,475	10/17/57	(300 bp) — Monthly	(2,129)
	CMBX NA BBB-.8 Index	(8,252)	52,000	7,270	10/17/57	(300 bp) — Monthly	(1,013)
	CMBX NA BBB-.8 Index	(8,219)	52,000	7,270	10/17/57	(300 bp) — Monthly	(980)
	CMBX NA BBB-.8 Index	(6,523)	49,000	6,850	10/17/57	(300 bp) — Monthly	298
	CMBX NA BBB-.8 Index	(5,725)	40,000	5,592	10/17/57	(300 bp) — Monthly	(156)
	CMBX NA BBB-.9 Index	(946)	4,000	432	9/17/58	(300 bp) — Monthly	(517)
	Credit Suisse International
	CMBX NA BB.10 Index	(9,157)	77,000	22,484	11/17/59	(500 bp) — Monthly	13,253
	CMBX NA BB.10 Index	(10,274)	77,000	22,484	11/17/59	(500 bp) — Monthly	12,136
	CMBX NA BB.10 Index	(5,096)	41,000	11,972	11/17/59	(500 bp) — Monthly	6,836
	CMBX NA BB.7 Index	(8,049)	437,760	189,156	5/11/63	(500 bp) — Monthly	180,681
	CMBX NA BB.7 Index	(29,146)	158,000	52,345	1/17/47	(500 bp) — Monthly	23,046
	CMBX NA BB.7 Index	(2,467)	15,000	4,970	1/17/47	(500 bp) — Monthly	2,488
	CMBX NA BB.8 Index	(1,051)	5,798	2,218	10/17/57	(500 bp) — Monthly	1,161
	Goldman Sachs International
	CMBX NA BB.7 Index	(24,975)	123,000	40,750	1/17/47	(500 bp) — Monthly	15,655
	CMBX NA BB.7 Index	(16,057)	98,000	32,467	1/17/47	(500 bp) — Monthly	16,315
	CMBX NA BB.8 Index	(21,031)	57,979	22,177	10/17/57	(500 bp) — Monthly	1,089
	CMBX NA BB.8 Index	(21,068)	57,979	22,177	10/17/57	(500 bp) — Monthly	1,053
	CMBX NA BB.8 Index	(15,478)	41,551	15,893	10/17/57	(500 bp) — Monthly	375
	CMBX NA BB.8 Index	(13,999)	36,720	14,045	10/17/57	(500 bp) — Monthly	10
	CMBX NA BB.8 Index	(10,208)	28,989	11,088	10/17/57	(500 bp) — Monthly	852
	CMBX NA BB.8 Index	(2,266)	19,326	7,392	10/17/57	(500 bp) — Monthly	5,108
	CMBX NA BB.9 Index	(602)	5,000	1,247	9/17/58	(500 bp) — Monthly	640
	CMBX NA BB.9 Index	(313)	3,000	748	9/17/58	(500 bp) — Monthly	432
	CMBX NA BB.9 Index	(319)	2,000	499	9/17/58	(500 bp) — Monthly	178
	CMBX NA BB.9 Index	(158)	1,000	249	9/17/58	(500 bp) — Monthly	90
	CMBX NA BBB-.10 Index	(312)	2,000	207	11/17/59	(300 bp) — Monthly	(106)
	CMBX NA BBB-.12 Index	(11,145)	33,000	2,396	8/17/61	(300 bp) — Monthly	(8,768)
	CMBX NA BBB-.13 Index	(3,107)	41,000	2,923	12/16/72	(300 bp) — Monthly	(208)
	CMBX NA BBB-.14 Index	(126)	2,000	135	12/16/72	(300 bp) — Monthly	8
	CMBX NA BBB-.6 Index	(68,943)	252,551	62,835	5/11/63	(300 bp) — Monthly	(6,255)
	CMBX NA BBB-.6 Index	(43,571)	160,714	39,986	5/11/63	(300 bp) — Monthly	(3,679)
	CMBX NA BBB-.6 Index	(1,391)	4,991	1,242	5/11/63	(300 bp) — Monthly	(152)
	CMBX NA BBB-.8 Index	(31,635)	205,000	28,659	10/17/57	(300 bp) — Monthly	(3,095)
	CMBX NA BBB-.8 Index	(8,311)	53,000	7,409	10/17/57	(300 bp) — Monthly	(933)
	CMBX NA BBB-.8 Index	(3,105)	24,000	3,355	10/17/57	(300 bp) — Monthly	236
	JPMorgan Securities LLC
	CMBX NA BB.8 Index	(4,461)	8,697	3,327	10/17/57	(500 bp) — Monthly	(1,143)
	CMBX NA BBB-.10 Index	(22,269)	196,000	20,306	11/17/59	(300 bp) — Monthly	(2,077)
	CMBX NA BBB-.10 Index	(17,466)	62,000	6,423	11/17/59	(300 bp) — Monthly	(11,079)
	CMBX NA BBB-.10 Index	(15,790)	53,000	5,491	11/17/59	(300 bp) — Monthly	(10,330)
	CMBX NA BBB-.10 Index	(6,762)	41,000	4,248	11/17/59	(300 bp) — Monthly	(2,538)
	CMBX NA BBB-.11 Index	(15,715)	50,000	3,270	11/18/54	(300 bp) — Monthly	(12,474)
	CMBX NA BBB-.11 Index	(1,257)	4,000	262	11/18/54	(300 bp) — Monthly	(998)
	CMBX NA BBB-.12 Index	(586)	15,000	1,089	8/17/61	(300 bp) — Monthly	494
	CMBX NA BBB-.12 Index	(1,327)	4,000	290	8/17/61	(300 bp) — Monthly	(1,039)
	CMBX NA BBB-.14 Index	(305)	5,000	338	12/16/72	(300 bp) — Monthly	30
	CMBX NA BBB-.6 Index	(66,380)	244,565	60,848	5/11/63	(300 bp) — Monthly	(5,675)
	CMBX NA BBB-.6 Index	(26,326)	96,828	24,091	5/11/63	(300 bp) — Monthly	(2,292)
	CMBX NA BBB-.6 Index	(18,695)	68,878	17,137	5/11/63	(300 bp) — Monthly	(1,598)
	CMBX NA BBB-.6 Index	(16,358)	58,895	14,653	5/11/63	(300 bp) — Monthly	(1,739)
	CMBX NA BBB-.6 Index	(10,267)	36,934	9,189	5/11/63	(300 bp) — Monthly	(1,099)
	CMBX NA BBB-.6 Index	(2,223)	7,986	1,987	5/11/63	(300 bp) — Monthly	(241)
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	21,608	11/17/59	(500 bp) — Monthly	17,326
	CMBX NA BB.7 Index	(5,378)	31,000	10,270	1/17/47	(500 bp) — Monthly	4,862
	CMBX NA BBB-.10 Index	(13,217)	61,000	6,320	11/17/59	(300 bp) — Monthly	(6,933)
	CMBX NA BBB-.6 Index	(7,217)	25,954	6,457	5/11/63	(300 bp) — Monthly	(774)
	CMBX NA BBB-.7 Index	(1,311)	16,000	3,101	1/17/47	(300 bp) — Monthly	1,780
	CMBX NA BBB-.9 Index	(4,261)	23,000	2,484	9/17/58	(300 bp) — Monthly	(1,790)
	CMBX NA BBB-.9 Index	(1,667)	9,000	972	9/17/58	(300 bp) — Monthly	(700)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	10,804	11/17/59	(500 bp) — Monthly	6,888
	CMBX NA BB.10 Index	(7,515)	32,000	9,344	11/17/59	(500 bp) — Monthly	1,798
	CMBX NA BB.7 Index	(3,278)	17,000	5,632	1/17/47	(500 bp) — Monthly	2,337
	CMBX NA BB.8 Index	(10,183)	28,023	10,719	10/17/57	(500 bp) — Monthly	509
	CMBX NA BB.8 Index	(4,944)	9,663	3,696	10/17/57	(500 bp) — Monthly	(1,257)
	CMBX NA BB.9 Index	(352)	4,000	998	9/17/58	(500 bp) — Monthly	642
	CMBX NA BB.9 Index	(123)	2,000	499	9/17/58	(500 bp) — Monthly	374
	CMBX NA BBB-.10 Index	(7,621)	88,000	9,117	11/17/59	(300 bp) — Monthly	1,445
	CMBX NA BBB-.10 Index	(9,639)	76,000	7,874	11/17/59	(300 bp) — Monthly	(1,809)
	CMBX NA BBB-.10 Index	(8,117)	64,000	6,630	11/17/59	(300 bp) — Monthly	(1,524)
	CMBX NA BBB-.10 Index	(3,954)	33,000	3,419	11/17/59	(300 bp) — Monthly	(554)
	CMBX NA BBB-.10 Index	(7,314)	30,000	3,108	11/17/59	(300 bp) — Monthly	(4,223)
	CMBX NA BBB-.10 Index	(4,553)	21,000	2,176	11/17/59	(300 bp) — Monthly	(2,390)
	CMBX NA BBB-.10 Index	(4,109)	19,000	1,968	11/17/59	(300 bp) — Monthly	(2,151)
	CMBX NA BBB-.10 Index	(2,435)	17,000	1,761	11/17/59	(300 bp) — Monthly	(683)
	CMBX NA BBB-.10 Index	(3,784)	16,000	1,658	11/17/59	(300 bp) — Monthly	(2,136)
	CMBX NA BBB-.10 Index	(1,727)	14,000	1,450	11/17/59	(300 bp) — Monthly	(285)
	CMBX NA BBB-.10 Index	(2,296)	10,000	1,036	11/17/59	(300 bp) — Monthly	(1,266)
	CMBX NA BBB-.11 Index	(15,363)	48,000	3,139	11/18/54	(300 bp) — Monthly	(12,252)
	CMBX NA BBB-.12 Index	(1,649)	40,000	2,904	8/17/61	(300 bp) — Monthly	1,232
	CMBX NA BBB-.12 Index	(4,382)	21,000	1,525	8/17/61	(300 bp) — Monthly	(2,870)
	CMBX NA BBB-.12 Index	(4,320)	13,000	944	8/17/61	(300 bp) — Monthly	(3,384)
	CMBX NA BBB-.13 Index	(11,402)	185,000	13,191	12/16/72	(300 bp) — Monthly	1,681
	CMBX NA BBB-.6 Index	(26,917)	96,828	24,091	5/11/63	(300 bp) — Monthly	(2,882)
	CMBX NA BBB-.6 Index	(14,449)	51,908	12,915	5/11/63	(300 bp) — Monthly	(1,565)
	CMBX NA BBB-.6 Index	(9,538)	34,938	8,693	5/11/63	(300 bp) — Monthly	(865)
	CMBX NA BBB-.6 Index	(1,109)	3,993	993	5/11/63	(300 bp) — Monthly	(118)
	CMBX NA BBB-.7 Index	(41)	1,000	194	1/17/47	(300 bp) — Monthly	152
	CMBX NA BBB-.8 Index	(53,474)	349,000	48,790	10/17/57	(300 bp) — Monthly	(4,888)
	CMBX NA BBB-.8 Index	(29,904)	193,000	26,981	10/17/57	(300 bp) — Monthly	(3,035)
	CMBX NA BBB-.8 Index	(9,876)	69,000	9,646	10/17/57	(300 bp) — Monthly	(270)
	CMBX NA BBB-.8 Index	(8,120)	64,000	8,947	10/17/57	(300 bp) — Monthly	790
	CMBX NA BBB-.8 Index	(8,140)	64,000	8,947	10/17/57	(300 bp) — Monthly	770
	CMBX NA BBB-.8 Index	(8,125)	52,000	7,270	10/17/57	(300 bp) — Monthly	(886)
	CMBX NA BBB-.8 Index	(7,902)	51,000	7,130	10/17/57	(300 bp) — Monthly	(802)
	CMBX NA BBB-.8 Index	(6,852)	44,000	6,151	10/17/57	(300 bp) — Monthly	(732)

Upfront premium received		—			Unrealized appreciation		360,106

Upfront premium (paid)		(1,200,162)			Unrealized (depreciation)		(243,229)

	Total	$(1,200,162)				Total	$116,877
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
	Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through January 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $227,386,797.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/22
	Short-term investments
	Putnam Short Term Investment Fund**	$7,750,186	$36,661,581	$35,504,545	$2,320	$8,907,222

	Total Short-term investments	$7,750,186	$36,661,581	$35,504,545	$2,320	$8,907,222
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $433,930.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,158,741.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,137,619.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $136,895,769 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.0%
	Japan	6.3
	France	2.8
	Cayman Islands	2.6
	Italy	2.1
	Canada	1.5
	Spain	1.3
	United Kingdom	1.1
	Switzerland	0.8
	Mexico	0.7
	Indonesia	0.6
	Australia	0.6
	Netherlands	0.6
	Belgium	0.6
	Uruguay	0.5
	Other	4.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,140,077 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,158,741 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,303,061	$568,000
Collateralized loan obligations	—	10,433,951	—
Corporate bonds and notes	—	50,387,359	—
Foreign government and agency bonds and notes	—	70,577,516	—
Mortgage-backed securities	—	75,977,535	—
Purchased swap options outstanding	—	1,923,566	—
U.S. government and agency mortgage obligations	—	116,837,311	—
U.S. treasury obligations	—	125,923	—
Short-term investments	1,270,000	13,986,459	—

Totals by level	$1,270,000	$344,552,681	$568,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$227,473	$—
Futures contracts	(171,016)	—	—
Written swap options outstanding	—	(3,274,216)	—
Forward premium swap option contracts	—	(185,370)	—
TBA sale commitments	—	(102,030,616)	—
Interest rate swap contracts	—	(264,439)	—
Total return swap contracts	—	(223,527)	—
Credit default contracts	—	576,632	—

Totals by level	$(171,016)	$(105,174,063)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$349,400,000
Written swap option contracts (contract amount)	$318,300,000
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$341,900,000
Centrally cleared interest rate swap contracts (notional)	$288,400,000
OTC total return swap contracts (notional)	$960,000
Centrally cleared total return swap contracts (notional)	$8,300,000
OTC credit default contracts (notional)	$11,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com